Summary of material accounting policy information - Schedule of Intangible Assets with a Definite Useful Life (Details)		12 Months Ended
	Apr. 28, 2023	Dec. 31, 2024
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Disclosure of detailed information about intangible assets [line items]
Useful life of intangible asset		5 years
Depreciation Rate		20.00%
Tom Ford International LLC | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible asset	30 years
Bottom of range | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate		2.50%
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate		10.00%
Bottom of range | Development costs and other intangibles
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate		10.00%
Top of range | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate		25.00%
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate		33.00%
Top of range | Development costs and other intangibles
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate		33.00%